NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues		¥ 2,004,165	¥ 1,995,680	¥ 1,733,815
Business taxes and surcharges		(11,205)	(13,878)	(11,842)
Total net revenues	$ 294,659	2,051,354	2,085,371	1,753,695
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenues		138,128	100,472	83,854
Services transferred over time
Disaggregation of Revenue [Line Items]
Net revenues		1,866,037	1,895,208	1,649,961
Tuition fee
Disaggregation of Revenue [Line Items]
Net revenues		1,877,242	1,896,642	1,658,981
Certification service fee
Disaggregation of Revenue [Line Items]
Net revenues		75,403	82,376	50,321
Loan referral service fee
Disaggregation of Revenue [Line Items]
Net revenues		19,939	18,096	33,533
Others
Disaggregation of Revenue [Line Items]
Net revenues		42,786	12,444	2,822
Guarantee service
Disaggregation of Revenue [Line Items]
Total net revenues		¥ 47,189	¥ 89,691	¥ 19,880